Exhibit 99.12

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Series Name	2023-5
Collection Period	November 2023
Payment Date	12/20/2023
Transaction Month	3
Anticipated Redemption Date	09/22/2025
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$265,070,000.00	5.61%	09/08/2028
Class A-1b	$113,600,000.00	SOFR +0.68%	09/08/2028
Class B	$28,950,000.00	5.85%	09/08/2028
Class C	$17,380,000.00	6.09%	09/08/2028

Total	$425,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	12/13/2023
Compound SOFR for Interest Period	5.33844%
Spread over Compounded SOFR	0.68%
Note Interest Rate	6.01844%
Note Balance at the beginning of the Interest Period	$113,600,000.00
Days in the Interest Period	30
Note Monthly Interest	$569,745.65

Series 2023-5 Available Funds and other sources of funds
Series 2023-5 Allocation Percentage x Group One Available Funds	$26,371,523.65
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$26,371,523.65

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$4,632,152.59
Required Reserve Amount	$4,632,152.59
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$4,632,152.59

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$35.89	$35.89	$0.00	$0.00	$26,371,487.76
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$26,370,237.76
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$26,370,237.76
Asset Representations Reviewer Fee	$17.53	$17.53	$0.00	$0.00	$26,370,220.23
Supplemental ARR Fee	$122.48	$122.48	$0.00	$0.00	$26,370,097.75
Servicing Fee	$329,402.30	$329,402.30	$0.00	$0.00	$26,040,695.45
Class A-1a Note Interest	$1,239,202.25	$1,239,202.25	$0.00	$0.00	$24,801,493.20
Class A-1b Note Interest	$569,745.65	$569,745.65	$0.00	$0.00	$24,231,747.55
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,231,747.55
Class B Note Interest	$141,131.25	$141,131.25	$0.00	$0.00	$24,090,616.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,090,616.30
Class C Note Interest	$88,203.50	$88,203.50	$0.00	$0.00	$24,002,412.80
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,002,412.80
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$24,002,412.80
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,002,412.80
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$24,002,412.80
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$24,002,412.80
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$24,002,412.80
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$24,002,412.80
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$24,002,412.80
Class R Interest	$24,002,412.80	$24,002,412.80	$0.00	$0.00	$0.00

Total	$26,371,523.65	$26,371,523.65	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$1,239,202.25	$0.00	$0.00	$1,239,202.25
Class A-1b	$0.00	$0.00	$569,745.65	$0.00	$0.00	$569,745.65
Class B	$0.00	$0.00	$141,131.25	$0.00	$0.00	$141,131.25
Class C	$0.00	$0.00	$88,203.50	$0.00	$0.00	$88,203.50

Total	$0.00	$0.00	$2,038,282.65	$0.00	$0.00	$2,038,282.65

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.68	$0.00	$4.68
Class A-1b	$1,000.00	$5.02	$0.00	$5.02
Class B	$1,000.00	$4.88	$0.00	$4.88
Class C	$1,000.00	$5.08	$0.00	$5.08

Total	$1,000.00	$4.80	$0.00	$4.80

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$265,070,000.00	1.00	$265,070,000.00	1.00
Class A-1b	$113,600,000.00	1.00	$113,600,000.00	1.00
Class B	$28,950,000.00	1.00	$28,950,000.00	1.00
Class C	$17,380,000.00	1.00	$17,380,000.00	1.00

Total	$425,000,000.00	1.00	$425,000,000.00	1.00

Principal Funding Account

Beginning Principal Funding Account Limit	$212,500,000.00
Ending Principal Funding Account Limit	$212,500,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Amortization Event Tests

	End of Prior Period	End of Current Period	In Compliance?
Delinquency and Write-Offs

For any Payment Date, the sum of the fractions, expressed as percentages, for each of the three (3) Collection Periods immediately preceding that Payment Date, calculated by dividing the aggregate Principal Balance of all Receivables that are ninety-one (91) days or more delinquent at the end of each of the three (3) prior Collection Periods by the Pool Balance as of the last day of each of those Collection Periods, divided by three (3), exceeds 2.00%

	FALSE	FALSE	TRUE

For any Payment Date, the sum of the fractions, expressed as percentages, for each of the three (3) Collection Periods immediately preceding that Payment Date, calculated by dividing the aggregate Principal Balance of all Receivables which became Written-Off Receivables during each of the three (3) prior Collection Periods by the Pool Balance as of the first day of each of those Collection Periods, multiplied by four (4), exceeds 10.00%

	FALSE	FALSE	TRUE

As of any date of determination, the Discounted Series Invested Amount for Series 2023-5 is greater than the excess of (i) the Pool Balance over (ii) the sum of (x) the Ineligible Amount for Series 2023-5 and (y) the Series 2023-5 Excess Concentration Amount

	FALSE	FALSE	TRUE

Payments

On any Payment Date, interest due is not paid on any class of Notes	FALSE	FALSE	TRUE

On the fifth Business Day after any Payment Date during the Revolving Period, after giving effect to distributions on such Payment Date, the sum of the amount on deposit in the Reserve Account plus, if a Letter of Credit has been issued for the benefit of the Notes, the amount available under the Letter of Credit, is less than the Required Reserve Amount

	FALSE	FALSE	TRUE

As of the Anticipated Redemption Date, the Trust has not redeemed the Notes	FALSE	FALSE	TRUE

As of any Payment Date, a Pool Balance Deficit exists after giving effect to distributions on such Payment Date (including deposits to the Principal Funding Account on such Payment Date)	FALSE	FALSE	TRUE

With respect to any Payment Date, the Series 2023-5 Allocated Pool Balance is less than 50.00% of (x) the aggregate Note Balance minus (y) the amount on deposit in the Principal Funding Account, in each case as of such Payment Date

	FALSE	FALSE	TRUE

Servicing and Event of Default

A Servicer Termination Event has occurred and is continuing	FALSE	FALSE	TRUE

An Event of Default has occurred and is continuing	FALSE	FALSE	TRUE

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

Excess Concentration Amount

	Actual % or Amt	Actual $	Excess $
Consumer & Business, Without duplication

The amount by which the aggregate Principal Balance of Receivables with Obligors that have less than sixty (60) months of Customer Tenure with Verizon Wireless exceeds 45.00% of the Pool Balances	36.47%	$9,062,425,872.04	$0.00

The amount by which the aggregate Principal Balance of Receivables with Obligors that have less than twelve (12) months of Customer Tenure with Verizon Wireless exceeds 22.00% of the Pool Balance	15.43%	$3,834,598,869.41	$0.00

With respect to all Receivables for which the origination date was less than thirty-one (31) days prior to the related Cutoff Date, or in the case of any determination made on a Payment Date, the last day of the related Collection Period, the product of (i) the aggregate Principal Balance of all such Receivables and (ii) 10.00%	10.00%	$1,271,361,413.45	$127,136,141.35

Consumer Only, Without duplication (If Consumer Receivable Condition is satisfied)

The aggregate Principal Balance of all Consumer Receivables with the lowest FICO® Scores that would need to be excluded from the calculation of the Pool Balance of all Consumer Receivables in order to cause the weighted average FICO® Score of the Consumer Obligors with respect to all Consumer Receivables (weighted based on Principal Balances) included in such calculation of the Pool Balance of all Consumer Receivables to be at least 700 (excluding any Consumer Receivables with Consumer Obligors for whom FICO® Scores are not available)	724	N/A	$0.00

The amount by which the aggregate Principal Balance of Consumer Receivables with Consumer Obligors for whom FICO® Scores are not available exceeds 4.50% of the Pool Balance of all Consumer Receivables	3.65%	$816,402,192.11	$0.00

Business Only, Without duplication

The amount by which the aggregate Principal Balance of Business Receivables exceeds 10.00% of the Pool Balance	9.99%	$2,483,264,109.45	$0.00

Total Loan Series 2023-5 Excess Concentration Amount			$127,136,141.35

Verizon Master Trust - VZMT 2023-5

Monthly Investor Report

Group Name	One

On and as of the Payment Date to which this Monthly Investor Report related, the Servicer hereby certifies that the information in the Monthly Investor Report is accurate in all material respects.

Cellco Partnership, as Servicer
Dated: December 18, 2023

By:	/s/ Kee Chan Sin
Name:	Kee Chan Sin
Title:	Vice President and Assistant Treasurer

1

As of the date of this Monthly Investor Report for purposes of any references to the term “delinquent” contained herein, the Servicer considers an account to be delinquent if there are unpaid charges remaining on the account on the day after the bill’s due date and calculates delinquency assuming a due date is 22 or 30 days after the end of the monthly bill cycle for consumer customers and business customers, respectively.